Note 14 - Stockholders' Equity (Details Textual) - USD ($)					1 Months Ended	12 Months Ended
	Dec. 06, 2019	Dec. 24, 2018	Dec. 21, 2018	Apr. 04, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Common Stock, Shares, Issued, Total (in shares)					13,697,419	13,697,419	10,711,088	13,697,419
Proceeds from Issuance of Private Placement						$ 22,982,000	$ 32,893,000
The 2011 Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)		1,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)					149,000	149,000	484,000
Series I Warrants Issued with Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	1,458,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 12.09
Warrants and Rights Outstanding, Term (Year)	5 years
Common Stock Maximum Ownership Percentage For Warrant Exercise	4.99%
Common Stock Maximum Ownership Percentage For Warrant Exercise, Per Each Holder	19.99%
Conversion of Loan Payable as Part of Private Placement Financing [Member]
Shares Issued, Price Per Share (in dollars per share)					$ 9.06	$ 9.06
Debt Conversion, Original Debt, Amount	$ 2,950,000				$ 2,950,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	2,916,666
Shares Issued, Price Per Share (in dollars per share)	$ 9.06
Proceeds from Issuance of Common Stock	$ 26,400,000
Common Stock, Shares, Issued, Total (in shares)			3,928,513
Share Price (in dollars per share)			$ 9.9396
Proceeds from Issuance of Private Placement			$ 39,000,000
Private Placement [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Debt Conversion, Original Debt, Amount			6,000,000
Private Placement [Member] | Battelle [Member]
Debt Conversion, Original Debt, Amount			$ 1,000,000
Private Placement [Member] | LPH II [Member]
Stock Issued During Period, Shares, New Issues (in shares)				180,555
Shares Issued, Price Per Share (in dollars per share)				$ 14.40
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				45,139
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)				$ 16.56
Warrants and Rights Outstanding, Term (Year)				7 years
Private Placement, Purchase Price of Common Stock and Warrants				$ 2,600,000
Class of Warrant or Right, Vesting Period (Month)				180 days
Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			667,847
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 11.04
Warrants and Rights Outstanding, Term (Year)			1 year 180 days
Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			1,296,410
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 12.15
Warrants and Rights Outstanding, Term (Year)			5 years
Private Placement [Member] | December 2018 Warrants [Member]
Common Stock Maximum Ownership Percentage For Warrant Exercise			9.99%